PGIM Jennison Financial Services Fund
Schedule of Investments  (unaudited)
as of August 31, 2025
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks
Asset Management & Custody Banks 9.8%
Acadian Asset Management, Inc.	62,186	$3,169,620
Ares Management Corp. (Class A Stock)(a)	14,056	2,518,835
KKR & Co., Inc.	82,498	11,507,646
		17,196,101
Diversified Banks 21.1%
Bank of America Corp.	175,679	8,913,952
JPMorgan Chase & Co.	64,013	19,294,799
NU Holdings Ltd. (Brazil) (Class A Stock)*	156,568	2,317,206
PNC Financial Services Group, Inc. (The)	30,761	6,381,062
		36,907,019
Financial Exchanges & Data 2.5%
Moody’s Corp.	8,605	4,386,485
Homebuilding 0.7%
PulteGroup, Inc.(a)	9,271	1,223,957
Insurance Brokers 5.2%
Marsh & McLennan Cos., Inc.	25,507	5,249,596
Ryan Specialty Holdings, Inc.	68,002	3,844,153
		9,093,749
Investment Banking & Brokerage 12.3%
Goldman Sachs Group, Inc. (The)	13,257	9,879,779
Houlihan Lokey, Inc.	15,163	3,021,228
LPL Financial Holdings, Inc.(a)	18,207	6,636,087
Marex Group PLC (United Kingdom)	57,463	2,031,892
		21,568,986
Life & Health Insurance 5.9%
Lincoln National Corp.	79,325	3,405,422
MetLife, Inc.	85,115	6,924,957
		10,330,379
Mortgage REITs 1.4%
Ladder Capital Corp., REIT	215,477	2,503,843
Other Diversified Financial Services 3.0%
Apollo Global Management, Inc.	39,208	5,341,306
Property & Casualty Insurance 5.0%
Aspen Insurance Holdings Ltd. (Bermuda) (Class A Stock)*	59,003	2,153,609
Chubb Ltd.	20,181	5,551,188
Progressive Corp. (The)	4,427	1,093,735
		8,798,532
Regional Banks 14.8%
Ameris Bancorp	38,031	2,786,912
East West Bancorp, Inc.	22,896	2,407,285
Eastern Bankshares, Inc.	133,026	2,276,075
Enterprise Financial Services Corp.	33,150	2,030,106
First Bancorp	45,837	2,502,242

PGIM Jennison Financial Services Fund
Schedule of Investments  (unaudited) (continued)
as of August 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Regional Banks (cont’d.)
M&T Bank Corp.	26,903	$5,425,259
Renasant Corp.	45,106	1,764,998
Truist Financial Corp.	94,554	4,427,018
Wintrust Financial Corp.	16,648	2,285,604
		25,905,499
Reinsurance 1.7%
RenaissanceRe Holdings Ltd. (Bermuda)	11,887	2,888,422
Transaction & Payment Processing Services 16.2%
Adyen NV (Netherlands), 144A*	2,886	4,846,088
Chime Financial, Inc. (Class A Stock)*(a)	3,952	104,372
Mastercard, Inc. (Class A Stock)	18,112	10,781,892
Visa, Inc. (Class A Stock)(a)	36,146	12,715,440
		28,447,792

Total Long-Term Investments (cost $90,870,188)		174,592,070

Short-Term Investments 11.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wb)	945,357	945,357
PGIM Institutional Money Market Fund (7-day effective yield 4.526%) (cost $18,318,412; includes $18,273,563 of cash collateral for securities on loan)(b)(wb)	18,331,259	18,318,427

Total Short-Term Investments (cost $19,263,769)		19,263,784

TOTAL INVESTMENTS 110.6% (cost $110,133,957)		193,855,854
Liabilities in excess of other assets (10.6)%		(18,627,227)

Net Assets 100.0%		$175,228,627

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,968,683; cash collateral of $18,273,563 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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